Derivative financial instruments and hedging activities - Summary of Cash flow and Net Investment Hedges - Assets and Liabilities Designated as Hedged Items (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Cash flow hedges [member] | Interest rate risk [member] | Variable rate assets [member]
Disclosure of detailed information about hedged items [line items]
Balance sheet items	Securities – Investment, net ofapplicable allowance; Loans – Retail;	Securities – Investment, net of applicable allowance; Loans – Retail
Changes in fair values used for calculating hedge ineffectiveness	$ 4,720	$ 614
Cash flow hedge /foreign currency translation reserve, Continuing hedges	(1,777)	(402)
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ (2,668)	$ 206
Cash flow hedges [member] | Interest rate risk [member] | Variable rate liabilities [member]
Disclosure of detailed information about hedged items [line items]
Balance sheet items	Deposits – Business and government;Deposits – Personal;	Deposits – Business and government; Deposits – Personal
Changes in fair values used for calculating hedge ineffectiveness	$ (6,895)	$ (2,641)
Cash flow hedge /foreign currency translation reserve, Continuing hedges	5,471	1,310
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ 2,231	$ (399)
Cash flow hedges [member] | Foreign exchange risk [member] | Fixed rate assets [member]
Disclosure of detailed information about hedged items [line items]
Balance sheet items	Securities – Investment, net of applicable allowance	Securities – Investment, net of applicable allowance; Loans – Retail
Changes in fair values used for calculating hedge ineffectiveness	$ (17)	$ (98)
Cash flow hedge /foreign currency translation reserve, Continuing hedges	7	1
Net investment hedges [member] | Foreign exchange risk [member] | Foreign subsidiary [member]
Disclosure of detailed information about hedged items [line items]
Changes in fair values used for calculating hedge ineffectiveness	1,927	(2,331)
Cash flow hedge /foreign currency translation reserve, Continuing hedges	(5,936)	(4,032)
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ (421)	$ (421)